Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Frankfurt JV
Related Party Transaction [Line Items]
Revenue from related party	$ 7,100	$ 1,060	$ 19,600	$ 400
Makespace
Related Party Transaction [Line Items]
Revenue from related party			$ 34,700	$ 33,600	$ 22,500